Dear Shareholder:

The Victory Portfolios Prospectus for the following Funds is being revised. This information is important and is part of your Prospectus.
--------------------------------------------------------------------------------

                             The Victory Portfolios

                            Federal Money Market Fund
                         Institutional Money Market Fund

                          Supplement dated June 4, 2004
                      To the Prospectus dated March 1, 2004

1. The following modifies the disclosure of relevant expense limitation arrangements in each Fund's Risk/Return Summary under the heading "Fund Expenses":

        In addition to any voluntary or contractual fee waivers or expense reimbursements that may be provided by Victory Capital Management Inc. (each Fund's investment adviser) to limit the Fund's total operating expenses, BISYS Fund Services Ohio, Inc. (the Fund's administrator) or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

2. The following modifies the information on page 3 of this Prospectus relating to the expenses of the Federal Money Market Fund:

         Fund Expenses

         ------------------------------------------------------------------------------- ------------- -------------
         Shareholder Transaction Expenses                                                  Investor       Select
         (paid directly from your investment)*                                              Shares        Shares
         ------------------------------------------------------------------------------- ------------- -------------
         Maximum Sales Charge Imposed on Purchases                                           None          None
         (as a percentage of offering price)
         ------------------------------------------------------------------------------- ------------- -------------
         Maximum Deferred Sale Charge                                                        None          None
         (as a percentage of the lower of purchase or sale price)
         ------------------------------------------------------------------------------- ------------- -------------
         Maximum Sales Charge Imposed on Reinvested Dividends                                None          None
         ------------------------------------------------------------------------------- ------------- -------------
         Redemption or Exchange Fees                                                         None          None
         ------------------------------------------------------------------------------- ------------- -------------
         Annual Fund Operating Expenses (deducted from Fund assets)
         ------------------------------------------------------------------------------- ------------- -------------
         Management Fees                                                                      0.25%         0.25%
         ------------------------------------------------------------------------------- ------------- -------------
         Distribution (12b-1) Fees                                                            0.00%         0.00%
         ------------------------------------------------------------------------------- ------------- -------------
         Other Expenses                                                                       0.18%         0.43%
         (includes a shareholder servicing fee of 0.25% applicable to Select Shares)
         ------------------------------------------------------------------------------- ------------- -------------
         Total Fund Operating Expenses                                                        0.43%         0.68%
         ------------------------------------------------------------------------------- ------------- -------------

        * You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

                                  VF-FIMMF-SUP1

3. The following modifies the information on page 5 of this Prospectus relating to the expenses of the Institutional Money Market Fund:

         Fund Expenses

         ------------------------------------------------------------------------------- ------------- -------------
         Shareholder Transaction Expenses                                                  Investor       Select
         (paid directly from your investment)*                                              Shares        Shares
         ------------------------------------------------------------------------------- ------------- -------------
         Maximum Sales Charge Imposed on Purchases                                           None          None
         (as a percentage of offering price)
         ------------------------------------------------------------------------------- ------------- -------------
         Maximum Deferred Sale Charge                                                        None          None
         (as a percentage of the lower of purchase or sale price)
         ------------------------------------------------------------------------------- ------------- -------------
         Maximum Sales Charge Imposed on Reinvested Dividends                                None          None
         ------------------------------------------------------------------------------- ------------- -------------
         Redemption or Exchange Fees                                                         None          None
         ------------------------------------------------------------------------------- ------------- -------------
         Annual Fund Operating Expenses (deducted from Fund assets)
         ------------------------------------------------------------------------------- ------------- -------------
         Management Fees                                                                      0.20%         0.20%
         ------------------------------------------------------------------------------- ------------- -------------
         Distribution (12b-1) Fees                                                            0.00%         0.00%
         ------------------------------------------------------------------------------- ------------- -------------
         Other Expenses                                                                       0.17%         0.41%
         (includes a shareholder servicing fee of 0.25% applicable to Select Shares)
         ------------------------------------------------------------------------------- ------------- -------------
         Total Fund Operating Expenses                                                        0.37%         0.61%
         ------------------------------------------------------------------------------- ------------- -------------

        * You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

























Please keep this supplement with your Prospectus. For more information, please call the Victory Funds at 800-539-3863.


                                       2
                                  VF-FIMMF-SUP1